CONVERTIBLE NOTES - Activity of convertible notes (Details) - USD ($)			12 Months Ended
	Jan. 24, 2020	Jun. 26, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Balance, beginning of period			$ 7,280,450
Issuance of 2019 Octopus, EF, and Other Notes				$ 3,681,289
Amortization of debt discount			24,810	221,362
Extinguishment of debt discount			6,767,178
Loss On Conversion Of Convertible Notes Payable			5,469,825
Conversion of notes to equity	$ 11,795,998
Balance, end of period				7,280,450
Convertible Debt [Member]
Debt Instrument [Line Items]
Balance, beginning of period			7,280,450	5,705,949
Issuance of 2019 Octopus, EF, and Other Notes				3,681,289
Debt discount - bifurcation of redemption feature				2,608,351
Amortization of debt discount			24,810	221,362
Extinguishment of debt discount			6,767,178
Loss On Conversion Of Convertible Notes Payable			9,343,697
Conversion of notes to equity			23,629,802
Foreign currency translation			213,667	280,201
Balance, end of period				7,280,450
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes
Debt Instrument [Line Items]
Balance, beginning of period			4,129,055	3,852,404
Amortization of debt discount			11,231	121,234
Extinguishment of debt discount			2,790,477
Loss On Conversion Of Convertible Notes Payable			3,784,445
Conversion of notes to equity			10,787,233
Foreign currency translation			72,025	155,417
Balance, end of period				4,129,055
2018 Octopus Notes
Debt Instrument [Line Items]
Balance, beginning of period			1,993,132	1,853,545
Amortization of debt discount			6,010	64,573
Extinguishment of debt discount			1,380,295
Loss On Conversion Of Convertible Notes Payable			1,821,767
Conversion of notes to equity			5,236,524
Foreign currency translation			35,320	75,014
Balance, end of period				1,993,132
2019 Octopus, EF, and Other Notes
Debt Instrument [Line Items]
Balance, beginning of period			1,158,263
Issuance of 2019 Octopus, EF, and Other Notes				3,681,289
Debt discount - bifurcation of redemption feature		$ 2,608,351		2,608,351
Amortization of debt discount			7,569	35,555
Extinguishment of debt discount			2,596,406
Loss On Conversion Of Convertible Notes Payable			3,737,485
Conversion of notes to equity			7,606,045
Foreign currency translation			$ 106,322	49,770
Balance, end of period				$ 1,158,263